Inventories (Tables)	6 Months Ended
Jun. 30, 2011
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30, 2011	December 31, 2010
Raw materials and purchased components	$167,437	$158,163
Work in process	73,639	56,345
Finished goods	620,132	475,641
Health care supplies	115,685	118,948
Inventories	$976,893	$809,097